Fair Value Measurements - Schedule of Changes in Fair Value of Derivative Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 597,578	$ 119,307	$ 113,221
Incremental Class B Units	206,914	18,745	8,611
Establishment of warrant liabilities on July 21, 2021 (date of the Transactions)	45,021
Reclassification of Class B Units from liability to equity on July 21, 2021 (date of the Transactions)	(1,528,228)
Ending balance	31,347	597,578	119,307
Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value	(18,017)	3,069	478
Class B Units
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value	$ 728,079	$ 456,457	$ (3,003)